Operating Revenue (Tables)	Nov. 18, 2019
Operating Revenue For Revised Guidance of Revenue Recognition From Contracts with Customers
The Companies’ operating revenue, subsequent to the adoption of revised guidance for revenue recognition from contracts with customers, consists of the following:

Year Ended December 31,	2018
(millions)
Dominion Energy
Regulated electric sales:
Residential	$3,413
Commercial	2,503
Industrial	490
Government and other retail	854
Wholesale	137
Nonregulated electric sales	1,294
Regulated gas sales:
Residential	818
Commercial	221
Other	36
Nonregulated gas sales	214
Regulated gas transportation and storage:
FERC-regulated	1,091
State-regulated	640
Nonregulated gas transportation and storage	442
Other regulated revenues	179
Other nonregulated revenues (1)(2)	563

Total operating revenue from contracts with customers	12,895

Other revenues (2)(3)	471

Total operating revenue	$13,366

Virginia Power
Regulated electric sales:
Residential	$3,413
Commercial	2,503
Industrial	490
Government and other retail	854
Wholesale	137
Other regulated revenues	132
Other nonregulated revenues (1)(2)	55

Total operating revenue from contracts with customers	7,584

Other revenues (1)(3)	35

Total operating revenue	$7,619

Dominion Energy Gas
Regulated gas sales - wholesale	$25
Nonregulated gas sales (1)	7
Regulated gas transportation and storage	1,249
Nonregulated gas transportation and storage	442
Management service revenue (1)	257
Other regulated revenues (2)	19
Other nonregulated revenues (1)(2)	3

Total operating revenue from contracts with customers	2,002

Other revenues	(6)

Total operating revenu e	$1,996

(1)	See Notes 9 and 24 for amounts attributable to related parties and affiliates.
(2)
Amounts above include $241 million
and $10 million
for the year ended December 31, 2018 primarily consisting of NGL sales at Dominion Energy and Dominion Energy Gas, respectively, which are considered to be goods transferred at a point in time. In addition, the amounts include $17 million and $11 million of sales of renewable energy credits at both Dominion Energy and Virginia Power for the year ended December 31, 2018, respectively, which are considered to be goods transferred at a point in time.

(3)	Amounts above include $15 million of alternative revenue at Dominion Energy and Virginia Power for the year ended December 31, 2018.

Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized
The table below discloses the aggregate amount of the transaction price allocated to fixed-price performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period and when the Companies expect to recognize this revenue. These revenues relate to contracts containing fixed prices where the Companies will earn the associated revenue over time as they stand ready to perform services provided. This disclosure does not include revenue related to performance obligations that are part of a contract with original durations of one year
or less. In addition, this disclosure does not include expected consideration related to performance obligations for which the Companies elect to recognize revenue in the amount they have a right to invoice.

Revenue expected to be recognized on multi-year contracts in place at December 31, 2018	2019	2020	2021	2022	2023	Thereafter	Total
(millions)
Dominion Energy	$1,643	$1,563	$1,448	$1,319	$1,154	$13,693	$20,820
Virginia Power	21	3	1	—	—	—	25
Dominion Energy Gas	1,731	1,668	1,555	1,406	1,218	13,997	21,575

Subsequent To Adoption of Revised Guidance
Operating Revenue For Revised Guidance of Revenue Recognition From Contracts with Customers
The Companies’ operating revenue, prior to the adoption of revised guidance for revenue recognition from contracts with customers, consisted of the following:

Year Ended December 31,	2017	2016
(millions)
Dominion Energy
Electric sales:
Regulated	$7,383	$7,348
Nonregulated	1,429	1,519
Gas sales:
Regulated	1,067	500
Nonregulated	457	354
Gas transportation and storage	1,786	1,636
Other	464	380

Total operating revenue	$12,586	$11,737

Virginia Power
Regulated electric sales	$7,383	$7,348
Other	173	240

Total operating revenue	$7,556	$7,588

Dominion Energy Gas
Gas sales:
Regulated	$6	$44
Nonregulated	6	4
Gas transportation and storage	1,291	1,153
Other	220	173

Total operating revenue	$1,523	$1,374